Financial Instruments and Related Disclosures - Summary of External Credit Exposure (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Bank balances and deposits	£ 2,825	£ 3,000
US Treasury and Treasury repo only money market funds	54	317
Liquidity funds	1,395	2,975
Government securities	61	78
3rd party financial derivatives	200	146
Total	4,535	6,516
AAA/Aaa [member]
Disclosure of external credit grades [line items]
US Treasury and Treasury repo only money market funds	54	317
Liquidity funds	1,395	2,975
Total	1,449	3,292
AA/Aa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	7	10
Government securities	60	77
Total	67	87
A/A [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	2,687	2,575
3rd party financial derivatives	200	134
Total	2,887	2,709
BBB/Baa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	77	368
Government securities	1	1
3rd party financial derivatives		12
Total	78	381
BB+/Ba1 and Below/Unrated [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	54	47
Total	£ 54	£ 47